Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34429
Entity Registrant Name	Pampa Energy Inc.
Entity Central Index Key	0001469395
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Maipú 1
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1084ABA
Title of 12(b) Security	Common Stock
Trading Symbol	PAM
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,379,765,666
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1349
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Location	Buenos Aires
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Maipú 1
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1084ABA
City Area Code	+ 54 11
Local Phone Number	4344 6000
Contact Personnel Name	María Carolina Sigwald
Contact Personnel Fax Number	54 11 4344 6473